SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable
Trade receivables	$ 748,097	$ 83,847
GST receivable	22,276	7,701
Total trade receivables	$ 770,373	$ 91,548